Short-term borrowings and long-term debt - Additional Information (Detail) - Mar. 31, 2015 - JPY (¥) ¥ in Millions	Total
Debt Instrument [Line Items]
Unused short-term lines of credit	¥ 2,070,086
Assets pledged as collateral mainly for certain debt obligations of subsidiaries	192,329
Other assets pledged as collateral mainly for certain debt obligations of subsidiaries	1,875,174
Unused long-term lines of credit	8,980,430
Commercial Paper
Debt Instrument [Line Items]
Unused short-term lines of credit	¥ 729,454
Currency, U.S. Dollar
Debt Instrument [Line Items]
Percentage of debt	48.00%
Currency, Japanese Yen
Debt Instrument [Line Items]
Percentage of debt	12.00%
Currency, Australian Dollar
Debt Instrument [Line Items]
Percentage of debt	8.00%
Other Foreign Currency Denominated Debt
Debt Instrument [Line Items]
Percentage of debt	32.00%